Cover	3 Months Ended
Jan. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--10-31
Entity File Number	001-14446
Entity Registrant Name	TORONTO DOMINION BANK
Entity Central Index Key	0000947263
Entity Address, Address Line One	c/o General Counsel’s Office
Entity Address, Address Line Two	P.O. Box 1
Entity Address, Address Line Three	Toronto Dominion Centre
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1A2